Accrued Payroll and Related Liabilities (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Accrued Payroll and Related Liabilities (Details)
Accrued Payroll	$ 7,812,000	$ 4,522,000
Accrued Payroll Taxes	8,201,000	4,609,000
Corporate employee accrued paid time off	399,000	346,000
Accrued Payroll and related liabilities	$ 16,412,000	$ 9,477,000